Tidal Trust III

234 West Florida Street, Suite 203

Milwaukee, WI 53204

September 17, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust III (the “Trust”)
File Nos. 333-221764, 811-23312

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Stoneport Advisors Commodity Long Short ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective September 12, 2025, and filed electronically as Post-Effective Amendment No. 134 to the Trust’s Registration Statement on Form N-1A on September 12, 2025.

If you have any questions or require further information, please contact David Mathews at (262) 240-4657 or dmathews@tidalfg.com.

Sincerely,

/s/ David Mathews

David Mathews

SVP of Legal Services

Tidal Investments LLC